Deposits (Tables)	12 Months Ended
Mar. 31, 2020
Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More
The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$93 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2020) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2019 and 2020 are as follows:

	2019	2020
	(in millions of yen)
Domestic offices:
Time deposits	16,578,642	14,684,619
Certificates of deposit	5,643,303	7,558,770

Total	22,221,945	22,243,389

Foreign offices:
Time deposits	17,606,520	18,008,751
Certificates of deposit	7,695,240	5,723,792

Total	25,301,760	23,732,543

Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2020 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	19,660,222	7,418,470	27,078,692
Due after one year through two years	1,676,056	140,300	1,816,356
Due after two years through three years	1,159,144	—	1,159,144
Due after three years through four years	335,659	—	335,659
Due after four years through five years	397,591	—	397,591
Due after five years	212,416	—	212,416

Total	23,441,088	7,558,770	30,999,858

Foreign offices:
Due in one year or less	17,936,190	5,565,541	23,501,731
Due after one year through two years	59,530	80,747	140,277
Due after two years through three years	9,536	11,224	20,760
Due after three years through four years	6,624	—	6,624
Due after four years through five years	2,788	66,280	69,068
Due after five years	3,268	—	3,268

Total	18,017,936	5,723,792	23,741,728

Total	41,459,024	13,282,562	54,741,586